Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 70,994	$ 433,343	$ 0
Deferred Underwriter commissions		3,500,000	3,500,000
Total Shareholder's Equity	7,392,142	8,152,487	29,967
Convertible Notes Receivable	2,648,585	2,187,512
Notes Receivable	350,000	250,000
Restricted Cash	176,800	176,800	0
Operating lease right-of-use assets	463,181	181,006	0
Current portion of operating lease liabilities, net	32,951	11,876	0
Operating lease liabilities, net	461,860	181,128
AMERICAN ACQUISITION OPPORTUNITY INC.
Cash	98,439	77,023	293,153
Accounts receivable - related party	0	0	675,000
Prepaid Insurance	0	100,049	102,534
Deposits	73,682	0	0
Total Current Assets	171,775	177,072	1,070,687
Cash Held in Trust account	3,629,614	7,613,762	106,116,023
Cash Held in Escrow account	0	0
TOTAL ASSETS	3,801,389	7,790,834	107,186,710
Accounts payable - related party	291,243	359,825	0
Accounts payable	920,613	156,931	99,002
Total Current Liabilities	1,211,856	516,755	99,002
Deferred Underwriter commissions	3,500,000	3,500,000	3,500,000
Fair value liability of Public Warrants	523,602	110,182	3,036,301
Fair value liability of Private Warrants	187,258	101,432	2,262,941
TOTAL LIABILITIES	5,422,716	4,228,369	8,898,244
Class A Common Stock at $10.10 per shares, 360,474 in 2023 and 742,308 in 2022 shares at redemption value:	3,640,791	7,497,311	106,112,020
Class B Common Stock: $0.0001 par value; 10,000,000 shares authorized, 2,726,500 shares issued and outstanding forthe period end (including 100,000 representative shares).(1)	273	273	273
Additional paid-in capital	(10,140,613)	(10,140,613)	(10,140,613)
Accumulated Deficit	4,878,222	6,205,494	2,316,786
Total Shareholder's Equity	(5,262,118)	(3,934,846)	(7,823,554)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	3,801,389	7,790,834	107,186,710
ROYALTY MANAGEMENT CORPORATION
Cash	70,994	433,343	0
Accounts receivable - related party	53,430	71,540	0
Total Current Assets	124,424	504,883	0
TOTAL ASSETS	13,184,946	12,466,583	251,639
Total Current Liabilities	1,007,555	493,194	47,397
TOTAL LIABILITIES	5,792,804	4,314,096	221,671
Class A Common Stock at $10.10 per shares, 360,474 in 2023 and 742,308 in 2022 shares at redemption value:	68,880	68,903	59,438
Additional paid-in capital	10,865,159	10,829,366	27,106
Accumulated Deficit	(3,541,897)	(2,745,782)	(56,576)
Total Shareholder's Equity	7,392,142	8,152,487	29,968
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	13,184,946	12,466,583	251,639
Interest Receivable	371,868	147,084	0
Fee Income Receivable	146,754	376	0
Investments in Corporations and LLCs	10,112,852	10,115,948	251,639
Convertible Notes Receivable	900,000	350,000	0
Notes Receivable	350,000	250,000	0
Intangible Assets, less accumulated amortization of $85,078 and $28,658	539,066	740,487	0
Restricted Cash	176,800	176,800	0
Operating lease right-of-use assets	463,181	181,006	0
Total Long-Term Assets	13,060,521	11,961,700	251,639
Current portion of operating lease liabilities, net	32,951	11,876	0
Accrued Expenses	974,604	481,318	47,397
Convertible Notes Payable, Net	2,648,585	2,187,512
Convertible Notes Payable - Related Party, Net		3,609,650	174,274
Operating lease liabilities, net	428,909	169,252	0
Notes payable	26,000	42,000	0
Total Long-Term Liabilities	4,785,249	3,820,902	$ 174,274
Notes Payable - Related Party, Net	$ 1,681,755	$ 1,422,138